Investment Portfolioas of September 30, 2023 (Unaudited)
DWS Global Income Builder VIP
	Shares	Value ($)

Common Stocks 40.4%
Communication Services 3.4%
Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	20,506	59,084
Telefonica Deutschland Holding AG	23,671	42,354
		101,438
Entertainment 0.5%
NetEase, Inc. (ADR)	1,823	182,592
Netflix, Inc.*	346	130,649
Nintendo Co., Ltd.	3,960	164,915
Tencent Music Entertainment Group (ADR)*	3,152	20,110
		498,266
Interactive Media & Services 2.0%
Alphabet, Inc. "A"*	5,117	669,611
Alphabet, Inc. "C"*	4,758	627,342
Meta Platforms, Inc. "A"*	1,835	550,886
Tencent Holdings Ltd. (ADR)	4,884	188,864
		2,036,703
Media 0.3%
Fox Corp. "A"	860	26,832
Fox Corp. "B"	1,648	47,594
Interpublic Group of Companies, Inc.	3,445	98,734
Omnicom Group, Inc.	880	65,542
Trade Desk, Inc. "A"*	499	38,997
		277,699
Wireless Telecommunication Services 0.5%
KDDI Corp.	5,400	165,201
SoftBank Corp.	20,301	229,711
TIM SA (ADR) (a)	4,000	59,600
T-Mobile U.S., Inc.*	800	112,040
		566,552
Consumer Discretionary 3.7%
Automobile Components 0.3%
Aisin Corp.	1,200	45,254
Denso Corp.	2,400	38,499
Lear Corp.	788	105,750
Magna International, Inc. (a)	1,504	80,601
		270,104
Automobiles 0.9%
Honda Motor Co., Ltd.	2,700	30,341
Isuzu Motors Ltd.	1,700	21,357
Mercedes-Benz Group AG	2,294	159,533
Stellantis NV	3,025	57,960
Tesla, Inc.*	1,997	499,689
Toyota Motor Corp.	11,400	204,155
		973,035

Broadline Retail 1.1%
Alibaba Group Holding Ltd. (ADR)*	1,524	132,192
Amazon.com, Inc.*	5,890	748,737
JD.com, Inc. (ADR)	1,708	49,754
PDD Holdings, Inc. (ADR)*	300	29,421
Prosus NV*	1,580	46,556
Wesfarmers Ltd.	3,602	122,164
		1,128,824
Distributors 0.0%
LKQ Corp.	860	42,579
Hotels, Restaurants & Leisure 0.5%
Aristocrat Leisure Ltd.	831	21,784
Booking Holdings, Inc.*	23	70,931
Chipotle Mexican Grill, Inc.*	28	51,291
Darden Restaurants, Inc.	1,076	154,105
Evolution AB 144A	397	40,010
La Francaise des Jeux SAEM 144A	1,838	59,578
Marriott International, Inc. "A"	143	28,108
Restaurant Brands International, Inc.	343	22,841
Starbucks Corp.	300	27,381
		476,029
Household Durables 0.2%
Garmin Ltd.	1,362	143,282
Panasonic Holdings Corp.	2,200	24,721
		168,003
Specialty Retail 0.5%
Best Buy Co., Inc.	2,577	179,024
Dick's Sporting Goods, Inc.	301	32,683
Home Depot, Inc.	536	161,958
Industria de Diseno Textil SA	1,462	54,404
TJX Companies, Inc.	1,372	121,943
USS Co., Ltd.	1,400	23,146
		573,158
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.*	72	37,014
Hermes International SCA	11	20,019
NIKE, Inc. "B"	1,198	114,553
		171,586
Consumer Staples 3.5%
Beverages 0.9%
Ambev SA (ADR)	76,862	198,304
Coca-Cola Co.	7,269	406,919
Coca-Cola Femsa SAB de CV (ADR)	403	31,611
Monster Beverage Corp.*	2,292	121,361
PepsiCo, Inc.	684	115,897
		874,092
Consumer Staples Distribution & Retail 0.7%
Costco Wholesale Corp.	243	137,285
Jeronimo Martins SGPS SA	1,018	22,857
Kesko Oyj "B"	6,939	124,325
Sysco Corp.	3,435	226,882
Target Corp.	1,305	144,294
		655,643

Food Products 0.2%
Darling Ingredients, Inc.*	358	18,688
Nestle SA (Registered)	669	75,669
Salmar ASA	1,880	95,418
WH Group Ltd. 144A	100,500	52,573
		242,348
Household Products 0.5%
Clorox Co.	337	44,167
Procter & Gamble Co.	3,331	485,860
		530,027
Personal Care Products 0.0%
Unilever PLC	677	33,484
Tobacco 1.2%
Japan Tobacco, Inc.	40,000	921,549
Philip Morris International, Inc.	3,577	331,158
		1,252,707
Energy 2.0%
Energy Equipment & Services 0.0%
Tenaris SA	1,586	25,160
Oil, Gas & Consumable Fuels 2.0%
Canadian Natural Resources Ltd.	4,677	302,468
Chevron Corp.	3,007	507,040
ConocoPhillips	287	34,383
Coterra Energy, Inc.	1,003	27,131
Enbridge, Inc.	6,582	218,310
EOG Resources, Inc.	788	99,887
Exxon Mobil Corp.	905	106,410
Imperial Oil Ltd.	2,292	141,173
ONEOK, Inc.	5,997	380,390
Phillips 66	615	73,892
Pioneer Natural Resources Co.	573	131,532
		2,022,616
Financials 7.2%
Banks 2.5%
Banco Bradesco SA (ADR)	22,779	64,920
Bank Hapoalim BM	21,340	190,559
Bank Leumi Le-Israel BM	4,912	40,582
Bank of Nova Scotia	1,991	89,241
BNP Paribas SA	1,883	119,738
CaixaBank SA	50,786	202,877
Erste Group Bank AG	681	23,562
Fifth Third Bancorp.	7,523	190,558
First Citizens BancShares, Inc. "A"	22	30,362
HSBC Holdings PLC	25,109	196,704
ING Groep NV	1,539	20,388
Intesa Sanpaolo SpA	126,136	323,710
KB Financial Group, Inc. (ADR)	1,074	44,152
M&T Bank Corp.	430	54,374
Mediobanca Banca di Credito Finanziario SpA	18,730	246,971
Mizrahi Tefahot Bank Ltd.	1,363	49,550
NatWest Group PLC	33,142	94,877
PNC Financial Services Group, Inc.	573	70,347

Regions Financial Corp.	4,614	79,361
Societe Generale SA	5,355	129,713
Toronto-Dominion Bank	2,305	138,869
U.S. Bancorp.	666	22,018
UniCredit SpA	918	21,987
Wells Fargo & Co.	2,900	118,494
		2,563,914
Capital Markets 1.7%
3i Group PLC	1,379	34,746
abrdn PLC	17,195	32,488
Ares Management Corp. "A"	1,166	119,946
BlackRock, Inc.	231	149,339
Blackstone, Inc.	1,756	188,138
CME Group, Inc.	143	28,632
Hargreaves Lansdown PLC	6,394	60,104
Hong Kong Exchanges & Clearing Ltd.	700	25,983
Partners Group Holding AG	164	184,325
S&P Global, Inc.	716	261,634
SBI Holdings, Inc.	9,400	197,428
Singapore Exchange Ltd.	4,800	34,141
St. James's Place PLC	10,567	106,793
T. Rowe Price Group, Inc.	2,739	287,239
		1,710,936
Consumer Finance 0.1%
American Express Co.	143	21,334
Discover Financial Services	645	55,877
		77,211
Financial Services 0.6%
Investor AB "B"	1,122	21,475
Mastercard, Inc. "A"	532	210,624
PayPal Holdings, Inc.*	860	50,275
Visa, Inc. "A"	1,166	268,192
Washington H Soul Pattinson & Co., Ltd.	3,310	69,290
		619,856
Insurance 2.3%
Allianz SE (Registered)	1,169	278,482
Assicurazioni Generali SpA	5,907	120,693
AXA SA	1,282	38,084
Chubb Ltd.	215	44,759
Cincinnati Financial Corp.	358	36,620
Erie Indemnity Co. "A"	215	63,165
Fidelity National Financial, Inc.	8,902	367,653
Gjensidige Forsikring ASA	4,702	69,170
Manulife Financial Corp.	29,136	532,417
MS&AD Insurance Group Holdings, Inc.	2,100	76,956
Principal Financial Group, Inc.	1,361	98,087
Progressive Corp.	573	79,819
Swiss Re AG	2,087	214,095
Travelers Companies, Inc.	358	58,465
Zurich Insurance Group AG	543	248,445
		2,326,910
Health Care 4.7%
Biotechnology 0.8%
AbbVie, Inc.	2,158	321,672
Amgen, Inc.	817	219,577

Gilead Sciences, Inc.	1,525	114,284
Moderna, Inc.*	246	25,409
Vertex Pharmaceuticals, Inc.*	215	74,764
		755,706
Health Care Equipment & Supplies 0.3%
Align Technology, Inc.*	72	21,983
BioMerieux	278	26,895
Dexcom, Inc.*	334	31,162
Edwards Lifesciences Corp.*	549	38,035
Fisher & Paykel Healthcare Corp. Ltd.	2,353	30,336
Hoya Corp.	400	40,779
Intuitive Surgical, Inc.*	337	98,502
ResMed, Inc.	300	44,361
		332,053
Health Care Providers & Services 0.8%
Cigna Group	128	36,617
Elevance Health, Inc.	349	151,962
Humana, Inc.	143	69,572
Molina Healthcare, Inc.*	72	23,608
UnitedHealth Group, Inc.	990	499,148
		780,907
Pharmaceuticals 2.8%
Eli Lilly & Co.	749	402,310
GSK PLC	6,909	125,139
Hikma Pharmaceuticals PLC	5,363	136,486
Johnson & Johnson	3,244	505,253
Merck & Co., Inc.	2,825	290,834
Novartis AG (Registered)	3,810	389,391
Novo Nordisk AS "B"	2,942	267,861
Orion Oyj "B"	600	23,589
Pfizer, Inc.	8,927	296,109
Recordati Industria Chimica e Farmaceutica SpA	718	33,866
Roche Holding AG	911	253,473
Sanofi	1,346	144,493
		2,868,804
Industrials 5.1%
Aerospace & Defense 0.6%
Airbus SE	940	126,016
BAE Systems PLC	9,654	117,430
Dassault Aviation SA	330	62,083
General Dynamics Corp.	922	203,734
Huntington Ingalls Industries, Inc.	72	14,730
Lockheed Martin Corp.	274	112,055
Northrop Grumman Corp.	65	28,612
		664,660
Air Freight & Logistics 0.6%
Deutsche Post AG	5,284	214,369
FedEx Corp.	400	105,968
United Parcel Service, Inc. "B"	1,648	256,874
		577,211
Building Products 0.1%
Builders FirstSource, Inc.*	330	41,082

Carlisle Companies, Inc.	72	18,667
Xinyi Glass Holdings Ltd.	18,000	23,226
		82,975
Commercial Services & Supplies 0.1%
Copart, Inc.*	2,578	111,086
Quad Graphics, Inc.*	2	10
		111,096
Construction & Engineering 0.1%
Bouygues SA	1,857	64,939
Electrical Equipment 0.1%
Emerson Electric Co.	472	45,581
Mitsubishi Electric Corp.	2,300	28,384
Rockwell Automation, Inc.	206	58,889
		132,854
Ground Transportation 0.5%
Canadian National Railway Co.	686	74,290
J.B. Hunt Transport Services, Inc.	287	54,105
MTR Corp. Ltd.	46,000	181,689
TFI International, Inc.	215	27,613
Union Pacific Corp.	645	131,341
		469,038
Industrial Conglomerates 0.7%
3M Co.	2,886	270,187
Honeywell International, Inc.	333	61,519
Jardine Cycle & Carriage Ltd.	2,200	51,268
Keppel Corp. Ltd.	56,700	281,450
Siemens AG (Registered)	184	26,301
		690,725
Machinery 1.2%
Caterpillar, Inc.	571	155,883
Cummins, Inc.	671	153,297
Daimler Truck Holding AG	1,524	52,694
Deere & Co.	165	62,268
Kone Oyj "B"	3,446	145,340
Metso Oyj	2,705	28,331
PACCAR, Inc.	1,048	89,101
Snap-on, Inc.	206	52,542
Techtronic Industries Co., Ltd.	5,000	48,323
Volvo AB "A"	2,124	44,304
Volvo AB "B"	20,691	426,926
		1,259,009
Marine Transportation 0.0%
Kuehne & Nagel International AG (Registered)	207	58,893
Professional Services 0.7%
Automatic Data Processing, Inc.	863	207,621
Paychex, Inc.	2,534	292,246
Paycom Software, Inc.	65	16,853
Thomson Reuters Corp.	1,334	163,193
		679,913
Trading Companies & Distributors 0.4%
Ashtead Group PLC	435	26,367
Fastenal Co.	1,355	74,037
ITOCHU Corp.	2,700	97,375
Marubeni Corp.	7,600	118,317

United Rentals, Inc.	72	32,009
Watsco, Inc.	58	21,908
		370,013
Information Technology 8.0%
Communications Equipment 0.6%
Arista Networks, Inc.*	143	26,302
Cisco Systems, Inc.	10,715	576,039
Telefonaktiebolaget LM Ericsson "B"	5,119	24,939
		627,280
IT Services 0.5%
Accenture PLC "A"	326	100,118
EPAM Systems, Inc.*	65	16,620
Infosys Ltd. (ADR)	9,170	156,898
International Business Machines Corp.	1,056	148,157
MongoDB, Inc.*	134	46,345
Shopify, Inc. "A"*	887	48,417
		516,555
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.*	1,476	151,762
Applied Materials, Inc.	358	49,565
ASML Holding NV	539	318,568
Broadcom, Inc.	299	248,344
Intel Corp.	794	28,227
Lam Research Corp.	107	67,064
Monolithic Power Systems, Inc.	165	76,230
NVIDIA Corp.	1,825	793,857
QUALCOMM, Inc.	361	40,093
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,016	262,090
Texas Instruments, Inc.	2,060	327,561
Tokyo Electron Ltd.	378	51,478
		2,414,839
Software 2.7%
Adobe, Inc.*	554	282,485
Cadence Design Systems, Inc.*	561	131,442
Intuit, Inc.	706	360,724
Microsoft Corp.	5,671	1,790,618
Oracle Corp.	615	65,141
Salesforce, Inc.*	300	60,834
Synopsys, Inc.*	143	65,633
Zoom Video Communications, Inc. "A"*	358	25,038
		2,781,915
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc.	10,230	1,751,478
Seagate Technology Holdings PLC	358	23,610
		1,775,088
Materials 1.3%
Chemicals 0.7%
Air Products & Chemicals, Inc.	263	74,534
Dow, Inc.	3,721	191,855
EMS-Chemie Holding AG (Registered)	116	78,693
LyondellBasell Industries NV "A"	2,414	228,606

PPG Industries, Inc.	200	25,960
Shin-Etsu Chemical Co., Ltd.	5,400	156,283
		755,931
Metals & Mining 0.6%
Anglogold Ashanti PLC	2,179	34,428
Antofagasta PLC	1,251	21,687
Gold Fields Ltd. (ADR)	1,733	18,820
Mineral Resources Ltd.	458	19,781
Nippon Steel Corp.	5,100	119,344
Nucor Corp.	268	41,902
Rio Tinto Ltd.	3,443	250,702
Sumitomo Metal Mining Co., Ltd.	3,200	94,156
		600,820
Real Estate 1.0%
Diversified REITs 0.3%
WP Carey, Inc.	6,300	340,704
Real Estate Management & Development 0.2%
Daito Trust Construction Co., Ltd.	500	52,671
Sino Land Co., Ltd.	36,000	40,574
Swire Pacific Ltd. "A"	13,000	87,562
		180,807
Retail REITs 0.2%
Simon Property Group, Inc.	1,544	166,798
Specialized REITs 0.3%
Extra Space Storage, Inc.	274	33,313
Gaming and Leisure Properties, Inc.	2,329	106,086
Public Storage	860	226,627
		366,026
Utilities 0.5%
Electric Utilities 0.4%
NRG Energy, Inc.	1,606	61,863
Power Assets Holdings Ltd.	20,000	96,486
SSE PLC	9,420	185,167
Verbund AG	1,000	81,484
		425,000
Gas Utilities 0.1%
Naturgy Energy Group SA	3,435	93,368
Total Common Stocks (Cost $32,734,637)		41,162,807

Preferred Stocks 2.2%
Consumer Discretionary 0.0%
Volkswagen AG	192	22,033
Financials 1.4%
AGNC Investment Corp., Series C, 10.681%	14,427	370,052
Fifth Third Bancorp., Series I, 6.625%	10,000	256,000
KeyCorp., Series E, 6.125%	10,000	222,000
Morgan Stanley, Series K, 5.85%	10,000	232,300
Wells Fargo & Co., Series Y, 5.625%	15,000	343,200
		1,423,552

Real Estate 0.8%
Kimco Realty Corp., Series L, 5.125%	15,000	317,550
Prologis, Inc., Series Q, 8.54%	164	9,184
Simon Property Group, Inc., Series J, 8.375%	8,000	448,680
		775,414
Total Preferred Stocks (Cost $2,599,765)		2,220,999

Rights 0.0%
Health Care
Contra Abiomed, Inc.,* (b) (Cost $204)	200	204

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,283)	170	6,902

	Principal Amount ($) (c)	Value ($)

Corporate Bonds 23.7%
Communication Services 1.8%
AT&T, Inc.:
2.25%, 2/1/2032	80,000	60,210
3.65%, 6/1/2051	100,000	64,479
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	275,000	256,222
Charter Communications Operating LLC:
2.25%, 1/15/2029	120,000	97,869
3.5%, 3/1/2042	57,000	35,224
3.7%, 4/1/2051	34,000	19,784
Comcast Corp., 5.5%, 5/15/2064	75,000	68,246
Discovery Communications LLC, 4.0%, 9/15/2055	40,000	23,999
Expedia Group, Inc., 3.25%, 2/15/2030	100,000	84,580
Netflix, Inc., 5.875%, 11/15/2028	140,000	140,793
Paramount Global, 4.2%, 5/19/2032 (a)	200,000	158,993
Rogers Communications, Inc., 3.8%, 3/15/2032	145,000	120,499
Sprint Capital Corp., 8.75%, 3/15/2032	200,000	231,369
Tencent Holdings Ltd., REG S, 2.39%, 6/3/2030	300,000	240,736
T-Mobile U.S.A., Inc.:
3.3%, 2/15/2051	125,000	78,213
3.6%, 11/15/2060	25,000	15,465
4.375%, 4/15/2040	60,000	48,212
Verizon Communications, Inc.:
2.65%, 11/20/2040	40,000	25,321
3.7%, 3/22/2061	100,000	63,636
		1,833,850
Consumer Discretionary 1.2%
Dollar General Corp., 5.45%, 7/5/2033	170,000	157,005
Ford Motor Co., 3.25%, 2/12/2032	105,000	80,920
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	230,000	205,244
2.9%, 2/16/2028	200,000	170,304
General Motors Co., 5.6%, 10/15/2032 (a)	275,000	256,755

General Motors Financial Co., Inc.:
2.35%, 1/8/2031	80,000	60,511
3.1%, 1/12/2032	90,000	69,631
5.4%, 4/6/2026	70,000	68,552
Lowe's Companies, Inc., 5.625%, 4/15/2053	50,000	45,446
Warnermedia Holdings, Inc.:
5.05%, 3/15/2042	50,000	38,669
5.141%, 3/15/2052	100,000	74,304
		1,227,341
Consumer Staples 0.9%
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	166,000	144,676
BAT Capital Corp., 7.081%, 8/2/2053	110,000	103,912
JBS U.S.A. Lux SA:
2.5%, 1/15/2027	260,000	229,663
144A, 6.75%, 3/15/2034	150,000	145,949
Philip Morris International, Inc.:
5.125%, 2/15/2030	150,000	143,856
5.625%, 11/17/2029	60,000	59,320
5.75%, 11/17/2032	50,000	48,786
		876,162
Energy 2.8%
BP Capital Markets PLC, 4.375%, Perpetual (d)	200,000	190,728
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	200,000	198,512
Cheniere Energy Partners LP:
4.0%, 3/1/2031	250,000	213,734
4.5%, 10/1/2029	175,000	158,458
Cheniere Energy, Inc., 4.625%, 10/15/2028	320,000	294,224
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	40,000	40,126
Columbia Pipelines Operating Co. LLC:
144A, 5.927%, 8/15/2030	80,000	78,970
144A, 6.497%, 8/15/2043	30,000	29,223
Ecopetrol SA, 6.875%, 4/29/2030	300,000	273,918
Energy Transfer LP, 5.0%, 5/15/2050	208,000	163,165
Enterprise Products Operating LLC, 4.2%, 1/31/2050	144,000	111,083
Occidental Petroleum Corp., 8.875%, 7/15/2030	300,000	337,293
ONEOK, Inc., 6.1%, 11/15/2032	40,000	39,495
Plains All American Pipeline LP, 3.8%, 9/15/2030	50,000	42,947
Targa Resources Corp., 6.5%, 2/15/2053	80,000	76,350
Targa Resources Partners LP, 6.5%, 7/15/2027	300,000	302,325
TransCanada PipeLines Ltd., 2.5%, 10/12/2031	90,000	69,689
Western Midstream Operating LP, 5.3%, 3/1/2048	85,000	66,346
Williams Companies, Inc.:
4.65%, 8/15/2032	120,000	109,160
5.65%, 3/15/2033	90,000	86,966
		2,882,712
Financials 8.1%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	150,000	135,370
3.4%, 10/29/2033	150,000	116,028
Air Lease Corp., Series C, 4.125%, Perpetual (d)	200,000	148,760
Aircastle Ltd.:
Series A, 144A, 5.25%, Perpetual (d)	130,000	102,225
144A, 6.5%, 7/18/2028	90,000	88,261
Ally Financial, Inc., Series B, 4.7%, Perpetual (d)	500,000	343,120

American Express Co., 5.282%, 7/27/2029	140,000	136,491
Bank of America Corp.:
2.972%, 2/4/2033	200,000	157,711
Series RR, 4.375%, Perpetual (d)	530,000	444,166
Bank of New York Mellon Corp.:
Series H, 3.7%, Perpetual (d)	180,000	161,409
Series I, 3.75%, Perpetual (d)	345,000	279,827
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	110,000	90,025
3.625%, 1/15/2026	155,000	143,194
BNP Paribas SA, 144A, 8.5%, Perpetual (d)	280,000	273,930
Capital One Financial Corp., Series M, 3.95%, Perpetual (d)	350,000	262,707
Charles Schwab Corp.:
5.853%, 5/19/2034	150,000	142,634
6.136%, 8/24/2034	140,000	136,186
Citigroup, Inc.:
3.057%, 1/25/2033	70,000	55,338
6.27%, 11/17/2033	130,000	129,616
7.625%, Perpetual (d)	300,000	292,681
Corebridge Financial, Inc., 144A, 6.05%, 9/15/2033	130,000	126,348
Enstar Finance LLC, 5.5%, 1/15/2042	200,000	159,210
HSBC Holdings PLC, 7.39%, 11/3/2028	200,000	206,908
Huntington Bancshares, Inc., 6.208%, 8/21/2029	275,000	269,019
KKR Group Finance Co., XII LLC, 144A, 4.85%, 5/17/2032	130,000	118,063
Macquarie Group Ltd., 144A, 5.887%, 6/15/2034 (a)	170,000	159,996
Morgan Stanley:
2.484%, 9/16/2036	141,000	102,421
5.25%, 4/21/2034	130,000	120,702
Natwest Group PLC, 6.016%, 3/2/2034	200,000	191,945
PNC Financial Services Group, Inc.:
Series T, 3.4%, Perpetual (d)	320,000	236,728
5.068%, 1/24/2034	70,000	63,479
Series W, 6.25%, Perpetual (d)	430,000	368,602
Societe Generale SA:
144A, 5.375%, Perpetual (d)	250,000	178,269
144A, 6.221%, 6/15/2033	225,000	203,763
State Street Corp., 4.164%, 8/4/2033	130,000	113,492
Synchrony Bank, 5.625%, 8/23/2027	250,000	233,324
The Charles Schwab Corp., Series I, 4.0%, Perpetual (d)	265,000	221,330
The Goldman Sachs Group, Inc.:
2.615%, 4/22/2032	165,000	128,878
Series T, 3.8%, Perpetual (d)	170,000	138,622
Series W, 7.5%, Perpetual (d)	225,000	222,381
Truist Financial Corp.:
Series N, 4.8%, Perpetual (d)	300,000	257,168
5.122%, 1/26/2034	90,000	80,455
U.S. Bancorp.:
4.839%, 2/1/2034	120,000	105,655
5.775%, 6/12/2029	250,000	243,345
5.85%, 10/21/2033	60,000	56,797
UBS Group AG, 144A, 4.375%, Perpetual (d)	200,000	143,285
Westpac Banking Corp., 5.0%, Perpetual (d)	200,000	174,288
		8,264,152
Health Care 1.3%
Amgen, Inc.:
5.25%, 3/2/2033	80,000	76,477
5.65%, 3/2/2053	80,000	74,874

Centene Corp., 2.625%, 8/1/2031	130,000	99,568
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029 (a)	300,000	257,241
CVS Health Corp., 5.05%, 3/25/2048	175,000	145,398
Elevance Health, Inc., 6.1%, 10/15/2052	30,000	30,187
HCA, Inc.:
5.2%, 6/1/2028	90,000	86,982
5.5%, 6/15/2047	95,000	81,088
Humana, Inc., 5.875%, 3/1/2033	40,000	39,765
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	463,000	412,658
		1,304,238
Industrials 1.1%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	96,250	94,004
Block, Inc., 2.75%, 6/1/2026	30,000	26,982
Boeing Co., 5.805%, 5/1/2050	115,000	104,134
Delta Air Lines, Inc., 3.75%, 10/28/2029 (a)	135,000	116,019
Global Payments, Inc., 5.95%, 8/15/2052	70,000	62,760
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	149,802	148,424
Penske Truck Leasing Co. LP, 144A, 6.05%, 8/1/2028	170,000	167,867
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	200,000	198,634
RTX Corp., 5.375%, 2/27/2053	60,000	54,299
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	110,000	107,102
		1,080,225
Information Technology 1.9%
Broadcom, Inc.:
144A, 2.6%, 2/15/2033	70,000	52,198
144A, 4.15%, 4/15/2032	120,000	104,138
Concentrix Corp., 6.6%, 8/2/2028	110,000	106,131
Dell International LLC, 5.3%, 10/1/2029	85,000	82,515
Fiserv, Inc., 5.625%, 8/21/2033	50,000	48,447
Hewlett Packard Enterprise Co., 5.9%, 10/1/2024	280,000	279,773
HP, Inc., 5.5%, 1/15/2033	200,000	187,516
Marvell Technology, Inc.:
2.95%, 4/15/2031	95,000	76,857
5.95%, 9/15/2033	60,000	58,891
Micron Technology, Inc., 6.75%, 11/1/2029	210,000	213,369
MSCI, Inc., 144A, 3.625%, 9/1/2030	90,000	75,433
NXP BV:
2.65%, 2/15/2032	58,000	44,830
3.125%, 2/15/2042	60,000	39,067
Open Text Corp., 144A, 3.875%, 2/15/2028	175,000	152,840
Oracle Corp.:
3.65%, 3/25/2041	118,000	84,203
5.55%, 2/6/2053	50,000	43,808
6.9%, 11/9/2052	52,000	53,567
SK Hynix, Inc., 144A, 1.5%, 1/19/2026	200,000	179,699
		1,883,282
Materials 1.7%
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/2030	200,000	161,032
Berry Global, Inc., 1.65%, 1/15/2027	300,000	257,856
Braskem Netherlands Finance BV, 144A, 7.25%, 2/13/2033	220,000	202,702
Celanese U.S. Holdings LLC:
6.165%, 7/15/2027	200,000	197,214
6.35%, 11/15/2028	50,000	49,372
6.7%, 11/15/2033	40,000	38,936

Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034		200,000	193,532
Dow Chemical Co., 6.9%, 5/15/2053		50,000	52,515
FMC Corp., 5.65%, 5/18/2033		150,000	135,680
Glencore Funding LLC, 144A, 6.375%, 10/6/2030 (e)		200,000	199,461
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		256,000	249,600
Nutrien Ltd., 5.8%, 3/27/2053		40,000	36,742
			1,774,642
Real Estate 0.1%
Boston Properties LP:
(REIT), 2.55%, 4/1/2032		75,000	54,138
(REIT), 6.75%, 12/1/2027		90,000	90,476
			144,614
Utilities 2.8%
CMS Energy Corp., 3.75%, 12/1/2050		400,000	300,420
Constellation Energy Generation LLC, 6.5%, 10/1/2053		90,000	90,210
Duke Energy Corp., 3.25%, 1/15/2082		250,000	184,188
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028		200,000	181,746
Jersey Central Power & Light Co., 144A, 2.75%, 3/1/2032		85,000	66,567
Nevada Power Co., 6.0%, 3/15/2054		90,000	87,885
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		190,000	172,029
144A, 4.25%, 7/15/2024		195,000	190,843
NRG Energy, Inc., 144A, 2.45%, 12/2/2027		250,000	211,917
Ohio Edison Co., 144A, 5.5%, 1/15/2033		135,000	129,160
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		20,000	15,216
3.25%, 6/1/2031		80,000	63,575
3.3%, 8/1/2040		70,000	44,819
5.45%, 6/15/2027		90,000	86,619
6.7%, 4/1/2053		125,000	117,395
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	260,000	264,599
Sempra, 4.125%, 4/1/2052		310,000	250,752
Sierra Pacific Power Co., 144A, 5.9%, 3/15/2054		50,000	47,943
Southern Co.:
Series 21-A, 3.75%, 9/15/2051		215,000	187,522
5.2%, 6/15/2033		80,000	75,617
Xcel Energy, Inc., 4.6%, 6/1/2032		140,000	127,043
			2,896,065
Total Corporate Bonds (Cost $27,296,219)			24,167,283

Asset-Backed 4.6%
Automobile Receivables 0.7%
CPS Auto Receivables Trust, “C”, Series 2023-C, 144A, 6.27%, 10/15/2029		100,000	99,222
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029		250,000	247,249
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027		230,000	227,917
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028		91,883	89,881
Santander Drive Auto Receivables Trust, “C”, Series 2023-3, 5.77%, 11/15/2030		100,000	98,585
			762,854
Miscellaneous 3.9%
CF Hippolyta Issuer LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061		520,231	445,311
DB Master Finance LLC, “A23”, Series 2021-1A, 144A, 2.791%, 11/20/2051		1,105,312	852,140
Dell Equipment Finance Trust, “A1”, Series 2023-1, 144A, 5.456%, 3/22/2024		435,560	435,502

Domino's Pizza Master Issuer LLC, “A23”, Series 2017-1A, 144A, 4.118%, 7/25/2047	321,300	297,249
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	250,000	238,535
Madison Park Funding XXXVIII Ltd., “C”, Series 2021-38A, 144A, 90-day average SOFR + 2.162%, 7.47% (f), 7/17/2034	250,000	242,280
Mosaic Solar Loan Trust, “B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	322,129	306,465
Venture 37 CLO Ltd., “A1R”, Series 2019-37A, 144A, 90-day average SOFR + 1.412%, 6.72% (f), 7/15/2032	800,000	789,627
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051	412,505	324,005
		3,931,114
Total Asset-Backed (Cost $5,160,422)		4,693,968

Mortgage-Backed Securities Pass-Throughs 4.9%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038	893	923
Federal National Mortgage Association:
2.0%, 10/1/2053 (e)	1,300,000	987,882
2.5%, 10/1/2052 (e)	900,000	713,984
4.5%, 9/1/2035	2,657	2,552
5.0%, 10/1/2053 (e)	2,000,000	1,886,130
5.5%, 10/1/2053 (e)	1,500,000	1,449,193
6.0%, 1/1/2024	87	87
Total Mortgage-Backed Securities Pass-Throughs (Cost $5,159,125)		5,040,751

Commercial Mortgage-Backed Securities 2.6%
Benchmark Mortgage Trust, “A4”, Series 2020-IG3, 144A, 2.437%, 9/15/2048	100,000	76,451
BXP Trust, “B”, Series 2021-601L, 144A, 2.868%, 1/15/2044	250,000	172,346
Citigroup Commercial Mortgage Trust, “A”, Series 2013-375P, 144A, 3.251%, 5/10/2035	143,720	133,747
Cold Storage Trust, “D”, Series 2020-ICE5, 144A, 30-day average SOFR + 2.214%, 7.547% (f), 11/15/2037	245,748	243,962
Credit Suisse Commercial Mortgage Trust, “B”, Series 2020-TMIC, 144A, 30-day average SOFR + 5.614%, 10.947% (f), 12/15/2035	700,000	698,897
Credit Suisse Mortgage Trust, “A”, Series 2020-TMIC, 144A, 30-day average SOFR + 3.614%, 8.947% (f), 12/15/2035	700,000	699,365
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30- day average SOFR + 3.75%, 9.065% (f), 1/25/2051	194,000	186,683
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	250,000	181,761
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	250,000	212,021
Total Commercial Mortgage-Backed Securities (Cost $2,631,763)		2,605,233

Collateralized Mortgage Obligations 1.1%
Connecticut Avenue Securities Trust, “1M2”, Series 2019-R03, 144A, 30-day average SOFR + 2.264%, 7.579% (f), 9/25/2031	325	325
Federal National Mortgage Association, “I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	42,734	7,682
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2020-DNA2, 144A, 30-day average SOFR + 1.964%, 7.279% (f), 2/25/2050	347,657	348,090
“M1B”, Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 7.715% (f), 2/25/2042	155,000	155,780
“M2”, Series 2019-DNA2, 144A, 30-day average SOFR + 2.564%, 7.879% (f), 3/25/2049	212,177	214,075
JPMorgan Mortgage Trust, “AM”, Series 2016-3, 144A, 3.235% (f), 10/25/2046	117,111	103,137
Western Mortgage Reference Notes, “M1”, Series 2021-CL2, 144A, 30-day average SOFR + 3.15%, 8.465% (f), 7/25/2059	245,141	245,139
Total Collateralized Mortgage Obligations (Cost $1,078,862)		1,074,228

Government & Agency Obligations 20.5%
Sovereign Bonds 0.4%
Brazilian Government International Bond, 3.875%, 6/12/2030	200,000	174,070
Indonesia Government International Bond, 3.85%, 10/15/2030	300,000	268,585
		442,655
U.S. Treasury Obligations 20.1%
U.S. Treasury Bills:
4.747% (g), 10/5/2023	1,200,000	1,199,473
5.261% (g), 10/5/2023	1,100,000	1,099,517
5.264% (g), 10/5/2023	1,220,000	1,219,464
5.315% (g), 3/21/2024 (h)	3,000,000	2,924,176
U.S. Treasury Bonds, 3.625%, 2/15/2053	123,400	102,056
U.S. Treasury Floating Rate Notes, 3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.528% (f), 7/31/2025	12,041,700	12,030,889
U.S. Treasury Notes:
2.75%, 5/31/2029	806,700	730,820
3.5%, 2/15/2033	670,100	614,817
4.125%, 11/15/2032	600,100	578,768
		20,499,980
Total Government & Agency Obligations (Cost $21,169,065)		20,942,635

	Shares	Value ($)

Exchange-Traded Funds 2.9%
SPDR Bloomberg Convertible Securities ETF (Cost $2,340,555)	43,880	2,975,064

Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (i) (j) (Cost $634,301)	634,301	634,301

Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 5.36% (i) (Cost $2,057,040)	2,057,040	2,057,040

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $102,892,241)	105.5	107,581,415
Other Assets and Liabilities, Net	(5.5)	(5,637,138)
Net Assets	100.0	101,944,277
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (i) (j)
82,000	552,301 (k)	—	—	—	13,951	—	634,301	634,301
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 5.36% (i)
1,133,981	45,062,861	44,139,802	—	—	145,175	—	2,057,040	2,057,040
1,215,981	45,615,162	44,139,802	—	—	159,126	—	2,691,341	2,691,341

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2023 amounted to $612,120, which is 0.6% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	Perpetual, callable security with no stated maturity date.
(e)	When-issued or delayed delivery securities included.
(f)
Variable or floating rate security. These securities are shown at their current rate as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At September 30, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At September 30, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
MSCI Emerging Market Index	USD	12/15/2023	91	4,497,902	4,347,525	(150,377)
MSCI World Index	USD	12/15/2023	182	16,998,618	16,414,580	(584,038)
TOPIX Index	JPY	12/7/2023	14	2,191,156	2,176,726	(14,430)
Ultra Long U.S. Treasury Bond	USD	12/19/2023	27	3,458,036	3,204,563	(253,473)
Total unrealized depreciation						(1,002,318)

At September 30, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	12/29/2023	5	531,356	526,797	4,559
Euro Stoxx 50 Index	EUR	12/15/2023	22	995,096	977,829	17,267
Euro-Schatz	EUR	12/7/2023	18	2,005,501	1,998,012	7,489
S&P 500 E-Mini Index	USD	12/15/2023	25	5,674,168	5,406,875	267,293
Ultra 10 Year U.S. Treasury Note	USD	12/19/2023	17	1,915,190	1,896,563	18,627
Total unrealized appreciation						315,235

At September 30, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	3,734,302	EUR	3,465,804	12/13/2023	(58,323)	JPMorgan Chase Securities, Inc.
Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,819,393	$661,265	$—	$3,480,658
Consumer Discretionary	2,833,837	969,481	—	3,803,318
Consumer Staples	2,262,426	1,325,875	—	3,588,301
Energy	2,022,616	25,160	—	2,047,776
Financials	3,824,911	3,473,916	—	7,298,827
Health Care	3,265,162	1,472,308	—	4,737,470
Industrials	2,937,301	2,224,025	—	5,161,326
Information Technology	7,720,692	394,985	—	8,115,677
Materials	616,105	740,646	—	1,356,751
Real Estate	873,528	180,807	—	1,054,335
Utilities	61,863	456,505	—	518,368
Preferred Stocks (a)	2,198,966	22,033	—	2,220,999
Rights	—	—	204	204
Warrants	—	—	6,902	6,902
Corporate Bonds (a)	—	24,167,283	—	24,167,283
Asset-Backed (a)	—	4,693,968	—	4,693,968
Mortgage-Backed Securities Pass-Throughs	—	5,040,751	—	5,040,751
Commercial Mortgage-Backed Securities	—	2,605,233	—	2,605,233
Collateralized Mortgage Obligations	—	1,074,228	—	1,074,228
Government & Agency Obligations (a)	—	20,942,635	—	20,942,635
Exchange-Traded Funds	2,975,064	—	—	2,975,064
Short-Term Investments (a)	2,691,341	—	—	2,691,341
Derivatives (b)
Futures Contracts	315,235	—	—	315,235
Total	$37,418,440	$70,471,104	$7,106	$107,896,650

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,002,318)	$—	$—	$(1,002,318)
Forward Foreign Currency Contracts	—	(58,323)	—	(58,323)
Total	$(1,002,318)	$(58,323)	$—	$(1,060,641)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Equity Contracts	$—	$(464,285)
Interest Rate Contracts	$—	$(222,798)
Foreign Exchange Contracts	$(58,323)	$—

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2GIB-PH3
R-080548-2 (1/25)